EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 10, 2018, filed with the Securities and Exchange Commission pursuant to Rule 497(c) on January 10, 2018 (Accession No. 0001193125-18-007525), for Xtrackers iBoxx USD Corporate Yield Plus ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF, each a series of DBX ETF Trust.